As filed with the Securities and Exchange                                                              Registration No. 033-81216

Commission on August 13, 2021                                                                             Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 66 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor's Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

60 days after filing pursuant to paragraph (a)(1) of Rule 485
X	Immediately upon filing, pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Deferred Variable and Fixed Annuity Contracts

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2021 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 66 by reference to Registrant’s filing under Rule 485(b) as filed on April 14, 2021.

A supplement dated August 13, 2021 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 66.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

STATE UNIVERSITY OF NEW YORK

DEFINED CONTRIBUTION RETIREMENT PLAN

Supplement Dated August 13, 2021 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2021, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

__________________________________________________________________________

The following information affects you if you invest in the SUNY Optional Retirement Plan 401(a) Contract or the New York State Voluntary Defined Contribution Plan Contract.

Effective November 15, 2021, the product offering for the SUNY ORP 401(a) Plan and the New York State Voluntary Defined Contribution Plan will be known as SUNY ORP (Post 11/15/2021). The prior product offering, which will now be known as SUNY ORP Legacy (Pre 11/15/2021) and New York State Voluntary Defined Contribution Plan Legacy (Pre 11/15/2021) (collectively, the “Legacy Contracts”) will close to all new contributions, allocations, and transfers-in. No new monies (other than loan repayments) will be permitted into the Legacy Contracts on or after November 15, 2021. As instructed by SUNY and until you elect otherwise, any amounts directed to the Legacy Contracts on and after November 15, 2021, will automatically be allocated to the new product offering, SUNY ORP (Post 11/15/2021). The variable investment options and fixed interest options available in SUNY ORP (Post 11/15/2021) are described in this Supplement. In addition, the fees and expenses for SUNY ORP (Post 11/15/2021) are described in this Supplement.

The following information affects you if you invest in the SUNY Voluntary Plan Contract.

Effective November 15, 2021, the 403(b) product offering for the SUNY Voluntary Plan (hereinafter the “SUNY Voluntary Plan Legacy) will close to all new contributions, allocations, and transfers-in. No new monies (other than loan repayments) will be permitted into the SUNY Voluntary Plan product described in the contract prospectus and contract prospectus summary on or after November 15, 2021.

The following information affects you if you invest in the SUNY ORP Legacy Contract (Pre 11/15/2021),
New York State Voluntary Defined Contribution Plan Legacy Contract (Pre 11/15/2021), the predecessor SUNY Optional Retirement Plan 403(b) Contract or the SUNY Voluntary Plan Legacy Contract.

Effective November 15, 2021, the Mortality and Expense Risk Charge for the Legacy Contracts, the SUNY Optional Retirement Plan 403(b) and the SUNY Voluntary Plan Legacy is reduced as described in this Supplement.

X.81216-21	Page 1 of 12	August 2021

IMPORTANT INFORMATION ABOUT CHANGES

TO THE PROSPECTUS

The second paragraph on the first page of the contract prospectus and contract prospectus summary is deleted in its entirety and replaced with the following:

Why Reading This Prospectus Is Important. Before you participate in the contracts through a retirement plan, you should read this prospectus. It provides facts about the contracts and the available investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contracts are appropriate for their plan. You may participate in the contracts if you are an eligible employee participating in a State University of New York (“SUNY”) or New York State Voluntary (“NYSV”) defined contribution retirement plan qualified under Sections 401(a) and 414(h) of the Tax Code, or the predecessor SUNY plan, which is qualified under Section 403(b) of the Tax Code (referred to herein as the “SUNY Optional Retirement Plan” or “SUNY ORP”), or the SUNY Voluntary 403(b) Plan (referred to herein as the “SUNY Voluntary Plan”).  Keep this document for future reference.

Effective November 15, 2021, the first paragraph under the CONTRACT PURCHASE AND PARTICIPATION section in the contract prospectus and contract prospectus summary is deleted in its entirety and replaced with the following:

Contracts Available for Purchase. The contracts available for purchase are group flexible premium deferred variable and fixed annuity contracts that the Company offers in connection with retirement plans under Tax Code Sections 401(a), 403(b), including Roth 403(b), if available, and 414(h). They are designed to fund the SUNY ORP (Post 11/15/2021), SUNY ORP Legacy (Pre 11/15/2021) and the SUNY Voluntary Plan Legacy.

IMPORTANT INFORMATION ABOUT THE FUNDS

AVAILABLE THROUGH THE SUNY ORP POST (11/15/2021) CONTRACT

The subaccounts that invest in the following funds will be available for investment through the contract and added to the contract prospectus and contract prospectus summary on November 15, 2021:

The Funds[1]Available For New Allocations (SUNY ORP Post (11/15/2021))

American Century Investments® Mid Cap Value Fund (Class R6)

American Funds® – American Mutual Fund® (Class R-6)[2]

American Funds® – Capital World Bond Fund® (Class R-6)[2]

American Funds® – EuroPacific Growth Fund® (Class R-6)[2]

American Funds® – New Perspective Fund® (Class R-6)[2]

American Funds® – SMALLCAP World Fund® (Class R-6)[2]

American Funds® – The Growth Fund of America®  (Class R-6)[2]

American Funds® – Washington Mutual Investors FundSM (Class R-6)[2]

Ariel Fund (Institutional Class)[2]

DFA Inflation-Protected Securities Portfolio (Institutional Class)[2]

DFA Real Estate Securities Portfolio (Institutional Class)[2]

DFA Social Fixed Income Portfolio (Institutional Class)[2]

DFA U.S. Large Company Portfolio (Institutional Class)[2]

Fidelity® 500 Index Fund

Fidelity® Mid Cap Index Fund

Fidelity® Small Cap Index Fund

Franklin Small Cap Value Fund (Class R6)

Invesco Developing Markets Fund (Class R6)[2]

JPMorgan Equity Income Fund (Class R6)[2]

JPMorgan Government Bond Fund (Class R6)[2]

JPMorgan Large Cap Growth Fund (Class R6)

Pax Global Environmental Markets Fund (Institutional Class)

PGIM High Yield Fund (Class R6)

Pioneer Balanced ESG Fund (Class K Shares)

T. Rowe Price Large-Cap Growth Fund
(I Class)[2]

Touchstone Small Company Fund (Class R6)

Vanguard® Equity Income Fund (AdmiralTM Shares)

Vanguard® ExplorerTM Fund (AdmiralTM Shares)

Vanguard® Federal Money Market Fund (Investor Shares)

Vanguard® FTSE Social Index Fund (Institutional Shares)

Vanguard® International Value Fund (Investor Shares)

Vanguard® Total International Stock Index Fund (AdmiralTM Shares)

Victory Sycamore Established Value Fund
(Class R6)[2]

Voya Intermediate Bond Fund (Class R6)

Voya Large-Cap Growth Fund (Class R6)

Voya MidCap Opportunities Portfolio
(Class R6)

Voya Target In-Retirement Fund (Class R6)[3]

Voya Target Retirement 2025 Fund (Class R6)[3]

Voya Target Retirement 2030 Fund (Class R6)[3]

Voya Target Retirement 2035 Fund (Class R6)[3]

Voya Target Retirement 2040 Fund (Class R6)[3]

Voya Target Retirement 2045 Fund (Class R6)[3]

Voya Target Retirement 2050 Fund (Class R6)[3]

Voya Target Retirement 2055 Fund (Class R6)[3]

Voya Target Retirement 2060 Fund (Class R6)[3]

Voya Target Retirement 2065 Fund (Class R6)[3]

VY® T. Rowe Price Capital Appreciation Portfolio (Class R6)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class R6)

_______________________________

1   See the FUND DESCRIPTIONS appendix for more information about the funds.

2   This fund is available to the general public, in addition to being available through variable annuity contracts.

3   These funds are structured as a fund of funds or “master-feeder” funds that invest directly in shares of underlying funds.  See “FEES – Fund Fees and Expenses” for additional information.

X.81216-21	Page 2 of 12	August 2021

IMPORTANT INFORMATION ABOUT THE
SEPARATE ACCOUNT ANNUAL EXPENSES

Effective November 15, 2021, the Mortality and Expense Risk Charge in the “Current Charges” table under the “Separate Account Annual Expenses” subsection of the “FEE TABLE” section in the contract prospectus and contract prospectus summary will be reduced, and the Mortality and Expense Risk Charge for the SUNY ORP (Post 11/1/201) contract will be added to the “Current Charges” table. Consequently, effective November 15, 2021, the “Current Charges” table in the contract prospectus and contract prospectus summary will be deleted in its entirety and replaced with the following:

	Current Charges[1][2]
	SUNY ORP (Post 11/15/2021) Contract	SUNY ORP Legacy (Pre 11/15/2021) Contract		SUNY Voluntary Plan Legacy Contract
	All Subaccounts	Voya Government Money Market Portfolio Subaccount	All Other Subaccounts	Voya Government Money Market Portfolio Subaccount	All Other Subaccounts
Mortality and Expense Risk Charge	0.16%	0.00%	0.30%	0.00%	0.35%
Administrative Expense Charge	0.00%	0.25%	0.25%	0.20%	0.20%
Total Separate Account Annual Expenses	0.16%	0.25%	0.55%	0.20%	0.55%

_____________________

12  We currently charge the amounts shown in these columns; however, we reserve the right to charge up to the maximum amounts shown in the “Maximum Charges” table in the Contract Prospectus and Contract Prospectus Summary.

IMPORTANT INFORMATION ABOUT THE
FIXED PLUS II A ACCOUNT

Effective November 15, 2021, the Fixed Plus Account II A will be added as an investment option through the SUNY ORP (Post 11/15/2021) contract. Accordingly, the following appendix regarding the Fixed Plus Account II A will hereby be added to your contract prospectus and contract prospectus summary:

APPENDIX V

FIXED PLUS ACCOUNT II A

(Available through the SUNY ORP (Post 11/15/2021) Contract)

Effective November 15, 2021, the Fixed Plus Account II A is added as an investment option available through the SUNY ORP (Post 11/15/2021) contract.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

X.81216-21	Page 3 of 12	August 2021

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.  We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis).  We also waive the 20% limit for withdrawals due to your death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

X.81216-21	Page 4 of 12	August 2021

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     In-service distribution permitted by the plan;

>     Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $5,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed account, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;

X.81216-21	Page 5 of 12	August 2021

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     In-service distribution permitted by the plan; or

>     Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed account, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period.  We determine the amount eligible for transfer on the day we receive a transfer request in good order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000.

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period.  The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed account, if applicable, until depleted then from the Fixed Plus Account II A.

Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

X.81216-21	Page 6 of 12	August 2021

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed account, as applicable, may instead be reinstated to the Fixed Plus Account II A.

IMPORTANT INFORMATION ABOUT THE FUNDS

The following is a list of summary information regarding the funds available to the SUNY ORP (Post 11/15/2021) contract, and is added to the FUND DESCRIPTIONS appendix in your contract prospectus and contract prospectus summary on November 15, 2021:

Information about the Funds available for New Allocations (SUNY ORP (Post 11/15/2021) Contracts)

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Century Investments® Mid Cap Value Fund Investment Adviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
American Funds® -- American Mutual Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
American Funds® -- Capital World Bond Fund® Investment Adviser: Capital Research and Management CompanySM

Seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

American Funds® -- EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® -- New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® -- SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® -- The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
American Funds® -- Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

X.81216-21	Page 7 of 12	August 2021

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Ariel Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
DFA Inflation-Protected Securities Portfolio Investment Adviser: Dimensional Fund Advisors LP	Provide inflation protection and earn current income consistent with inflation-protected securities.
DFA Real Estate Securities Portfolio Investment Adviser: Dimensional Fund Advisors LP	Achieve long-term capital appreciation.
DFA Social Fixed Income Portfolio Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	Seeks to maximize total returns. Total return is comprised of income and capital appreciation.
DFA U.S. Large Company Portfolio Investment Adviser: Dimensional Fund Advisors LP	Seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.

Fidelity® 500 Index Fund

Investment Adviser:  Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.

Fidelity® Mid Cap Index Fund

Investment Adviser:  Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.

Fidelity® Small Cap Index Fund

Investment Adviser:  Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Geode Capital Management, LLC (Geode) serves as a sub-adviser for the fund.

Seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Franklin Small Cap Value Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return.
Invesco Developing Markets Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
JPMorgan Equity Income Fund Investment Adviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation and current income.
JPMorgan Government Bond Fund Investment Adviser: J.P. Morgan Investment Management Inc.	Seeks a high level of current income with liquidity and safety of principal.

X.81216-21	Page 8 of 12	August 2021

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
JPMorgan Large Cap Growth Fund Investment Adviser: J.P. Morgan Investment Management Inc.	Seeks long-term capital appreciation.

Pax Global Environmental Markets Fund

Investment Adviser:  Impax Asset Management LLC (“IAM” or the “Adviser”) is the investment adviser for the Global Environmental Markets Fund.

IAM has engaged Impax Asset Management Ltd. (the “Sub-Adviser” as a sub-adviser to manage the Global Environmental Markets Fund’s investments. Impax Asset Management Ltd. has its principal offices at 30 Panton Street, 7th Floor, London, SW1Y4AJ, United Kingdom.

Seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

PGIM High Yield Fund Investment Adviser: PGIM Investments LLC Subadvisers: PGIM Fixed Income and PGIM Limited

Seeks to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund’s primarily investment objective of current income.

Pioneer Balanced ESG Fund Investment Adviser: Amundi Asset Management US, Inc.	Capital growth and current income.
T. Rowe Price Large-Cap Growth Fund Investment Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.
Touchstone Small Company Fund Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	Seeks to provide investors with growth of capital.
Vanguard® Equity Income Fund Investment Advisers: Wellington Management Company LLC (Wellington Management), The Vanguard Group, Inc. (Vanguard)	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® ExplorerTM Fund

Investment Advisers:  ArrowMark Colorado Holdings, LLC (ArrowMark Partners), ClearBridge Investment, LLC (ClearBridge), Stephens Investment Management Group, LLC (SIMG), Wellington Management Company LLP (Wellington Management), The Vanguard Group, Inc. (Vanguard)

Seeks to provide long-term capital appreciation.
Vanguard® Federal Money Market Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to provide current income while maintaining liquidity and a stable share price of $1.

X.81216-21	Page 9 of 12	August 2021

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Vanguard® FTSE Social Index Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to track the performance of a benchmark index that measures the investment return of large- and mid-capitalization stocks.
Vanguard® International Value Fund Investment Advisers: ARGA Investment Management, LP (ARGA), Lazard Asset Management LLC (Lazard), Sprucegrove Investment Management Ltd. (Sprucegrove)	Seeks to provide long-term capital appreciation.
Vanguard® Total International Stock Index Fund Investment Adviser: The Vanguard Group, Inc. (Vanguard)	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Victory Sycamore Established Value Fund Investment Adviser: Victory Capital Management Inc.	Seeks to provide long-term capital growth by investing primarily in common stocks.
Voya Intermediate Bond Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through income and capital appreciation.
Voya Large-Cap Growth Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Target In-Retirement Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Target Retirement 2025 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2030 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

X.81216-21	Page 10 of 12	August 2021

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Target Retirement 2035 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2040 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2045 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2050 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2055 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2060 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Target Retirement 2065 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Fund’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

X.81216-21	Page 11 of 12	August 2021

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.81216-21	Page 12 of 12	August 2021

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2020
-	Statements of Operations for the year ended December 31, 2020
-	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2020 and 2019
-	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not Applicable
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(4.1)	Variable Annuity Contract (G-TDA-HH(XC/M)) · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract (G-TDA-HH(XC/S)) · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(4.3)	Variable Annuity Contract (G-401-IB(X/M)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(4.4)	Variable Annuity Contract (G-CDA-IB(XC/SM)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(4.5)	Variable Annuity Certification (GTCC-HH(XC/M)) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.6)	Variable Annuity Certificate (GTCC-HH(XC/S)) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.7)

Variable Annuity Contract Certificate (GC401-IB(X/M) to Contract G-401-IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2003.

(4.8)

Variable Annuity Contract Certificate (GC403-IB(XC/SM) to Contract G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2003.

(4.9)

Group Fixed and Variable Contract Certificate GC401-IB(X-M)-15 refiled for Voya name change and approved on 9/15/17 · Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 24, 2019.

(4.10)

Fixed and Variable Contract Certificate GC403-IB(XC-SM)-15 refiled for Voya name change and approved on 9/15/17 · Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 24, 2019.

(4.11)

Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.

(4.12)

Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 14, 1997.

(4.13)

Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 12, 1997.

(4.14)

Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.

(4.15)

Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.16)

Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(4.17)

Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate G-TDA-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.

(4.18)

Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13, 2000.

(4.19)

Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.

(4.20)

Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6, 2000.

(4.21)

Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 13, 2000.

(4.22)

Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December 11, 2001.

(4.23)

Endorsement (ESU403-01) to Contract G-CDA-IB(XC/SM) and Certificate GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December 11, 2001.

(4.24)

Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.25)

Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.26)

Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2002.

(4.27)

Endorsement ESUNY-02-1 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-81216), as filed on December 8, 2003.

(4.28)

Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.

(4.29)

Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.

(4.30)

Endorsement ESUNY-LOAN (9/04) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 10, 2005.

(4.31)

Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 11, 2006.

(4.32)

Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 11, 2006.

(4.33)	Endorsement E-NYSUTDB-06 · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 27, 2006.
(4.34)

Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.35)

Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and Contract Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.36)

Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.37)

Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(4.38)

Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07 SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(4.39)

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-(E-MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(4.40)

Endorsement ESUNY-HDSP-04 to Contract G-403-IB(X/M) and Certificate GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2007.

(4.41)

Endorsement E-403bR-09 to Contract Certificate GC403-IB(XC/SM) and Contract G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2009.

(4.42)

Endorsement E-403bTERM-08 to Contract Certificate GC403-IB(XC/SM) and Contract G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2009.

(4.43)

Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(4.44)

Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(4.45)

Endorsement NYOPSC-09 Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 5, 2011.

(4.46)

Endorsement E-DOMA-10 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M), GC403-IB(XC/SM), GFE-PCCA-IC(NY) and GFE-PPCA-IC(NY) · Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2012.

(4.47)

Endorsement E-SUNYDE-12 to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2013.

(4.48)

Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2014.

(4.49)

Endorsement E-OPDE-14 to Contract G-TDA-HH (XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.50)

Endorsement EVNMCHG (09/14) name change endorsement · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.51)

Endorsement E-RO457-11 to Contracts GLID-CDA-HO, GID-CDA-HO, GSD-CDA-HO, G-CDA-HD(X), G-CDA-HD(X/NS), GAGOV-98(NY) and GF-PVA-IC(NY) · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.52)

Endorsement E-NYSUTDB-06 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.53)

Endorsement NYOPSC-09 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.54)

Endorsement E-403bR-09 (refiling under VRIAC) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.55)

Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(4.56)

Endorsement E-SUNYDE-12 (refiling under VRIAC) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M) · Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.

(4.57)

Endorsement E-403bR-09 (refiling under VRIAC) to Contract G-CDA-IB(XC/SM) and Contract Certificate GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.

(4.58)

Endorsement E-403bTERM-08 (refiling under VRIAC) to Contract G-CDA-IB(XC/SM) and Contract Certificate GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.

(4.59)

Endorsement EEGTRRA-HEG(01) (refiling under VRIAC) to Contract G-CDA-IB(XC/SM) and Contract Certificate GC403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 13, 2015.

(4.60)

Payment of Surrender Value Endorsement E-SUNYEASE-15 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC-403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 19, 2016.

(4.61)

Sum Payable at Death Endorsement E-SUNYDB-15 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC-403-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 19, 2016.

(4.62)

Endorsement E-OPEASE-15 to Contracts G-TDA-HH(XC/S) and G-TDA-HH(XC/M) and Certificates GTCC-HH(XC/S) and GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 67 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 15, 2016.

(4.63)

Endorsement E-GMIRSUNY-17 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) · Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-81216), as filed on October 13, 2017.

(4.64)

Endorsement E-GMIRSUNYOP-19 to Contract G-TDA-HH(XC/M) and Certificate (GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 72 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 23, 2020.

(4.65)

Endorsement E-DCSECURE-20(NY) to Contract G-TDA-HH(XC/M) and Certificate (GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 14, 2021.

(5.1)

Variable Annuity Contract Application (300-GTD-NY(5/98)) · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(5.2)

Opportunity Plus Application 300-TDA-HH 09 (XC) 09/01/2014 · Incorporated by reference to Post-Effective Amendment No. 64 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not Applicable
(8.1)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into June 27, 2008 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, American Beacon Advisors, Inc. and Foreside Fund Services, LLC · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.2)

(Retail) Assignment of Rule 22c-2 Agreement Letter dated June 24, 2008 agreed and consented to by ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.3)

Rule 22c-2 Agreement dated June 19, 2008 between American Beacon Advisors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.4)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.5)

(Retail) Selling and Services Agreement dated as of July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and annuity Company, American Century Services Corporation and American Century Investment Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.6)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.7)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.8)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.9)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 19, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset Management, LLC, Aston Funds and PFPC Distributors, Inc. · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.10)

Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.11)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.12)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.13)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.14)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.15)

Rule 22c-2 Agreement made and entered into as of March 17, 2009 between Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and ING National Trust · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.16)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.17)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.18)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.19)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.20)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.21)

Services Agreement and Fund Participation Agreement dated as of December 7, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, and JPMorgan Value Opportunities Fund Inc. and J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.22)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007, among JPMorgan Distribution Services, Inc. and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.23)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12, 2007.

(8.24)

(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2017.

(8.25)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.26)

(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.27)

Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.28)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.29)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.30)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.31)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.32)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.33)

Parnassus Selling and Services Agreement and Fund Participation Agreement dated 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, and Parnassus Funds Distributor · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.34)

Rule 22c-2 Agreement made and entered as of this 1 day of September, 2008 between Parnassus Funds Distributors and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.35)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.36)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative) · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.

(8.37)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.38)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.39)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.40)

(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.41)

(Retail) Selling and Service Agreement made and entered into as of April 5, 1999 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Pioneer Funds Distributor · Incorporated by reference to Post-Effective Amendment No. 60 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 18, 2018.

(8.42)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.43)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.44)

Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.45)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC· Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.46)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.47)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.48)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.49)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.50)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	Work at Home, Washington	Director and President
Michael S. Smith	Work at Home, Pennsylvania	Director, Chairman and Executive Vice President
Robert L. Grubka	20 Washington Avenue South Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz	Work at Home, Pennsylvania	Director, Chief Financial Officer and Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill	Work at Home, Massachusetts	Director, Senior Vice President and Chief Risk Officer
Mona Zielke	20 Washington Avenue South Minneapolis, MN 55401	Director and Vice President
Larry N. Port	One Orange Way Windsor, CT 06095-4774	Executive Vice President and Chief Legal Officer
C. Landon Cobb, Jr.	Work at Home, Georgia	Senior Vice President and Chief Accounting Officer
William S. Harmon	Work at Home, Colorado	Senior Vice President
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Michele M. White	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Rachel M. Reid	Work at Home, Georgia	Senior Vice President and Assistant Secretary

Name	Principal Business Address	Positions and Offices with Depositor
Rajat P. Badhwar	Work at Home, Virginia	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Wayne M. Forlines	Work at Home, Georgia	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home, Maine	Vice President
Niccole A. Peck	Work at Home, Georgia	Vice President and Assistant Treasurer
Kyle A. Puffer	Work at Home, Connecticut	Vice President and Appointed Actuary
Kevin J. Reimer	Work at Home, Georgia	Vice President and Treasurer
John Thistle	Work at Home, Massachusetts	Vice President

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

06-30-2021

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

06/30/21	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*a) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

06/30/21	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*b) Non-Insurer (Delaware)

Oconee Real Estate Holdings LLC (*c) Non-Insurer (Delaware ) 85-15787

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

06/30/21	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

IIPS of Florida, LLC Non-Insurer (Florida)

06/30/21	Voya Special Investments, Inc. (*d) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*b  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*c  Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 29% by ReliaStar Life Insurance Company, owned 8.5% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*d  Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*e  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.   Number of Contract Owners

As of May 31, 2021, there were 306,166 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	Work at Home, Connecticut	Director and Managing Director
Andre D. Robinson	Work at Home, Pennsylvania	Director
Bridget J. A. Witzeman	Work at Home, Ohio	Managing Director
Rajat P. Badhwar	Work at Home, Virginia	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	Work at Home, Connecticut	Chief Financial Officer
Frederick H. Bohn	Work at Home, Massachusetts	Assistant Chief Financial Officer
Francis G. O’Neill	Work at Home, Massachusetts	Senior Vice President and Chief Risk Officer
Melissa A. O’Donnell	Work at Home, Minnesota	Secretary
M. Bishop Bastien	Work at Home, California	Vice President
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg	Work at Home, California	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Andrew M. Kallenberg	Work at Home, Georgia	Vice President, Corporate Tax
Carol B. Keen	Work at Home, Maine	Vice President
George D. Lessner, Jr.	Work at Home, Texas	Vice President
David J. Linney	2925 Richmond Ave., Suite 1200 Houston, TX 77098	Vice President
Laurie A. Lombardo	One Orange Way Windsor, CT 06095-4774	Vice President
Benjamin W. Moy	Work at Home, Massachusetts	Vice President
Niccole A. Peck	Work at Home, Georgia	Vice President and Assistant Treasurer
Kevin J. Reimer	Work at Home, Georgia	Vice President and Treasurer
Frank W. Snodgrass	Work at Home, Tennessee	Vice President
Scott W. Stevens	Work at Home, Massachusetts	Vice President
Tina M. Schultz	Work at Home, Minnesota	Assistant Secretary
Judson Bryant	Work at Home, Georgia	Tax Officer
Cindy S. Craytor	Work at Home, Georgia	Tax Officer

(c)     Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$67,609,346.50

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2020.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the offices of the Depositor as follows:

Voya Services Company

20 Washington Avenue South

Minneapolis, MN  55401

Voya Services Company

5780 Powers Ferry Road

Atlanta, GA  30327-4390

Voya Retirement Insurance and Annuity Company

One Orange Way, C2N

Windsor, CT  06095-4774

Voya Retirement Insurance and Annuity Company

Customer Service

P.O. Box 5049

Minot, ND 58702-5049

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)    to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company. See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-81216) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 13th day of August, 2021.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 66 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Robert L. Grubka*	Director	)
Robert L. Grubka		)
)
Michael R. Katz*	Director and Chief Financial Officer	)
Michael R. Katz	(principal financial officer))
)
Heather H. Lavallee*	Director	)	August
Heather H. Lavallee		)	13, 2021
)
Francis G. O’Neill*	Director	)
Francis G. O’Neill		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

	Director	)
Mona Zielke		)
)
C. Landon Cobb, Jr.*	Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
Exhibit Index

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney